Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.  Property, Plant and Equipment

Classes and Depreciation

As of December 31, 2011 and 2010, our property, plant and equipment consisted of the following (in millions):

	December 31,
	2011	2010
Natural gas, liquids, crude oil and carbon dioxide pipelines	$7,759.4	$7,071.1
Natural gas, liquids, carbon dioxide, and terminals station equipment.	9,569.0	8,976.2
Natural gas, liquids (including linefill), and transmix processing	226.3	233.7
Other	1,453.5	1,322.7
Accumulated depreciation, depletion, and amortization	(4,979.7)	(4,150.6)
	14,028.5	13,453.1
Land and land right-of-way	769.5	638.5
Construction work in process	797.8	512.3
Property, plant and equipment, net	$15,595.8	$14,603.9

Depreciation, depletion, and amortization expense charged against property, plant and equipment was $886.1 million in 2011, $852.8 million in 2010 and $829.6 million in 2009.

Asset Retirement Obligations

As of December 31, 2011 and 2010, we recognized asset retirement obligations in the aggregate amount of $125.2 million and $122.0 million, respectively.  The majority of our asset retirement obligations are associated with our CO2 business segment, where we are required to plug and abandon oil and gas wells that have been removed from service and to remove our surface wellhead equipment and compressors.  We included $10.8 million and $2.5 million, respectively, of our total asset retirement obligations as of December 31, 2011 and 2010 within "Accrued other current liabilities" in our accompanying consolidated balance sheets.  The remaining amounts are included within "Other long-term liabilities and deferred credits" at each reporting date.

64

A reconciliation of the beginning and ending aggregate carrying amount of our asset retirement obligations for each of the years ended December 31, 2011 and 2010 is as follows (in millions):

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$122.0	$100.9
Liabilities incurred/revised	12.1	23.7
Liabilities settled	(16.3)	(9.1)
Accretion expense	7.4	6.5
Balance at end of period	$125.2	$122.0

We have various other obligations throughout our businesses to remove facilities and equipment on rights-of-way and other leased facilities.  We currently cannot reasonably estimate the fair value of these obligations because the associated assets have indeterminate lives.  These assets include pipelines, certain processing plants and distribution facilities, and certain bulk and liquids terminal facilities.  An asset retirement obligation, if any, will be recognized once sufficient information is available to reasonably estimate the fair value of the obligation.